Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Receivables [Abstract]
Schedule of prepaid expenses and other receivables
	December 31,
(in thousands)	2022	2021

Prepaid expenses	$1,439	$1,112
Tax authorities	522	1,073
Others	125	127
	$2,086	$2,312